FILE NO. 33-09153
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               AMENDMENT NO. 13 TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


A.   Exact name of trust:  ReliaStar  United  Services  Variable  Life  Separate
     Account I

B.   Name of Depositor: Reliastar United Services Life Insurance Company

C.   Complete  address  of  depositor's  principal  executive  offices:
                                             4601 N.Fairfax Drive
                                             Arlington, Virginia 22203

D.   Name and complete address of agent for service:
                                             Robert B. Saginaw, Esq.,
                                             20 Washington Avenue South,
                                             Minneapolis, Minnesota 55401

     It is proposed that this filing will become effective ( check appropriate box)

     /X/ immediately upon filing pursuant to paragraph (b)
     / / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1) of rule 485.

     If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Interest in the Separate Account Under Schedule and Single Premium Variable Life Insurance Policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered.

G. Amount of filing fee: None. The registrant has chosen to register an indefinite number of policies under the securities act of 1933 pursuant to rule 24f-2 under the investment company act of 1940. The rule 24f-2 notice for fiscal year ending December 31, 1996 was filed on February 21, 1997.

H.   Approximate date of proposed public offering:

     / / Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.



             "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

     Depositor represents that the fees and charges deducted under the scheduled premium variable life insurance policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar United Services Life Insurance Company.




                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused Post-Effective Amendment No. 13 of this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 3rd day of June, 1997.

                          RELIASTAR UNITED SERVICES VARIABLE LIFE
                          SEPARATE ACCOUNT I
                          (Registrant)

                          By:  RELIASTAR UNITED SERVICES LIFE INSURANCE
                               COMPANY
                              (Depositor)

                          By:/s/John H. Flittie
                             ------------------
                                John H. Flittie
                                Vice Chairman, Chief Executive Officer,
                                   and President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused Post-Effective Amendment No. 13 of this Registration Statement to be signed on its behalf, in the City of Minneapolis, State of Minnesota, on this 3rd day of June, 1997.

                         RELIASTAR UNITED SERVICES LIFE INSURANCE
                         COMPANY
                         (Depositor)

                          By:/s/ John H. Flittie
                             -------------------
                                 John H. Flittie
                                 Vice Chairman, Chief Executive Officer,
                                   and President

As required by the Securities Act of 1933, Post-Effective Amendment No. 13 of this Registration Statement has been signed on this 3rd day of June, 1997 by the following directors and officers of Depositor in the capacities indicated:


/s/John H. Flittie       Vice Chairman, Chief Executive Officer, and President
------------------
   John H. Flittie

/s/Rebecca B. Crunk      Vice President, Treasurer, and Controller
------------------
   Rebecca B. Crunk

Stephen A. Carb          Wayne R. Huneke                    John G. Turner
R. Michael Conley        Kenneth U. Kuk                     Charles B. Updike
Richard R. Crowl         Richard E. Nolan                   Ross M. Weale
John H. Flittie          Fioravante G. Perrotta             Steven W. Wishart
James T. Hale            Robert C. Salipante

* A majority of the Board of Directors

* Robert B. Saginaw, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar United Services Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                       /s/ Robert B. Saginaw
                       ---------------------------------------
                           Robert B. Saginaw, Attorney-In-Fact